Report of Independent Accountants on Applying

Agreed-Upon Procedures

Beach Point Capital Management LP

1620 26th Street, Suite 6000N

Santa Monica, California 90404

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Beach Point Capital Management LP (the “Company,” as the engaging party), and BP PACE III LLC and Credit Suisse Securities (USA) LLC who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Clean PACE 2022-1 LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 25 pace assessments and bonds (the “PACE Loan Assets”) secured by 25 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the PACE Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing such PACE Loan Assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of April 30, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 2, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	Deal Tape Prelim_vF.xlsx (provided on August 2, 2022).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Amortization Schedule” refers to an excel amortization schedule file provided by the Company.

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

●	The phrase “Closing Agreement” refers to a signed loan or assessment agreement, and/or amendment letter for interest accrual.

●	The phrase “Credit Package” refers to an internal project profile document provided by the Company.

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 8, 2022 through, August 2, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Los Angeles, CA

August 11, 2022

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Clean PACE 2022-1 LLC	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance Levels
1	DBRS Data Request Header	None - Company Provided	None
2	Unique Identifier	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Municipality	Appraisal Report/Closing Agreement/Credit Package	None
5	County	Appraisal Report	None
6	State	Appraisal Report	None
7	PACE Program Name	None - Company Provided	None
8	PACE Program Administrator	None - Company Provided	None
9	Bond ? (Y/N)	None - Company Provided	None
10	Assessment Billing Agent	None - Company Provided	None
11	Assessment Collections Agent	None - Company Provided	None
12	Taxing Authority Name	None - Company Provided	None
13	Taxing Authority Credit Rating	None - Company Provided	None
14	Intermediate Collections Agent	None - Company Provided	None
15	Assessment Payee	None - Company Provided	None
16	Payment Dates to Assessment Owner	None - Company Provided	None
17	Energy Savings Study Required? (Y/N)	None - Company Provided	None
18	Validity Opinion Obtained? (Y/N)	None - Company Provided	None
19	Level of Validity Opinion	None - Company Provided	None
20	Financing Closing Date	Closing Agreement	None
21	Financing Maturity Date	Closing Agreement/Amortization Schedule	None
22	Original Assessment/Bond Balance	Closing Agreement	$1.00
23	Cut-Off Assessment/Bond Balance (4/30/2022)	Closing Agreement/Amortization Schedule[1]	$1.00
24	Assessment/Bond Coupon (Gross)	Closing Agreement	None
25	Assessment/Bond Coupon (Net)	None - Company Provided	None
26	Portfolio Administrator Fee	None - Company Provided	None
27	PEQ Fee	None - Company Provided	None
28	Original Term	Closing Agreement	None
29	Payment Frequency	Closing Agreement	None
30	Interest Accrual Method	Closing Agreement	None
31	Payment Status (current or past due)	None - Company Provided	None
32	Next Payment Date (4/30/2022)	None - Company Provided	None
33	Prepayment Penalty	Closing Agreement	None
34	Lender Consent Required? (Y/N)	None - Company Provided	None

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Clean PACE 2022-1 LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance Levels
35	Lender Consent Obtained? (Y/N)	None - Company Provided	None
36	Notice of PACE financing sent to lender? (Y/N)	None - Company Provided	None
37	Project Type	None - Company Provided	None
38	Project Status	None - Company Provided	None
39	Property Status	None - Company Provided	None
40	Improvement Type	Closing Agreement	None
41	Property Type	Appraisal Report	None
42	Detailed Property Use	None - Company Provided	None
43	Property Address	Appraisal Report	None
44	Property Zip Code	Appraisal Report	None
45	State	Appraisal Report	None
46	County	Appraisal Report	None
47	Occupancy Type	None - Company Provided	None
48	Property Value (as-is)	Appraisal Report	None
49	Property Value (as-complete)	Appraisal Report	None
50	Property Value (as-stabilized)	Appraisal Report	None
51	Property Valuation Source	Appraisal Report	None
52	Valuation Date	Appraisal Report	None
53	Estimated Annual Energy Savings	None - Company Provided	None
54	Savings to Investment Ratio	None - Company Provided	None
55	Type of Environmental Report Received	None - Company Provided	None
56	Outstanding Environmental Issues	None - Company Provided	None
57	Annual PACE Payment Amount	Closing Agreement/Amortization Schedule	$1.00
58	Other Annual Property taxes / special assessments	None - Company Provided	None
59	First PACE Assessment/Bond Payment Date	Closing Agreement/Amortization Schedule	None
60	Second PACE Assessment/Bond Payment Date	Closing Agreement/Amortization Schedule	None
61	Other Payment Dates	None - Company Provided	None
62	Other PACE Liens	None - Company Provided	None
63	PACE Lien to Value Ratio	Recalculation	None
64	Total PACE Lien to Value Ratio	None - Company Provided	None
65	Mortgage Loan on Property? (Y/N)	None - Company Provided	None
66	Mortgage Origination Date	None - Company Provided	None
67	Mortgage Interest Rate	None - Company Provided	None
68	Original Mortgage Term	None - Company Provided	None
69	Outstanding Mortgage Principal	None - Company Provided	None

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Clean PACE 2022-1 LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance Levels
70	Mortgage LTV	Recalculation	None
71	Combined LTV	None - Company Provided	None
72	Total Combined LTV	Recalculation	None
73	Mortgage Debt Service $	None - Company Provided	None
74	Property NOI	None - Company Provided	None
75	DSCR	None - Company Provided	None
76	Construction Period Start Date	None - Company Provided	None
77	Construction Period End Date	None - Company Provided	None
78	PACE Proceeds Funded to Borrower to Date	None - Company Provided	None
79	PACE Payment Escrow/ Reserve Amount	None - Company Provided	None
80	Mortgage Lender	None - Company Provided	None
81	Sponsor/Developer	None - Company Provided	None
82	Construction Company	None - Company Provided	None
83	Title Company	None - Company Provided	None
84	Construction Escrow/Depositary Agent	None - Company Provided	None
85	Third Party Cost Consultant	None - Company Provided	None
86	Construction Completion Guarantee? (Y/N)	None - Company Provided	None
87	PACE Assessment Payment Guarantee During Construction? (Y/N)	None - Company Provided	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “N/A”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

1With respect to the PACE Loan Assessment identified on the Final Data File as “Airy Hills at North Bend Crossing,” no procedures were performed for Specified Attribute #23, as instructed by representatives of the Company.

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Clean PACE 2022-1 LLC	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
63	PACE Lien to Value Ratio

With respect to the PACE Loan Assessments identified on the Final Data File as “4680 San Fernando Road” and “3030 Bridgeway”, the quotient of (i) Cut-Off Assessment/Bond Balance (4/30/2022) and (ii) Property Value (as-is).

For all other PACE Loan Assessments, the quotient of (i) Cut-Off Assessment/Bond Balance (4/30/2022) and (ii) Property Value (as-complete).

70	Mortgage LTV

With respect to the PACE Loan Assessments identified on the Final Data File as “4680 San Fernando Road” and “3030 Bridgeway”, the quotient of (i) Outstanding Mortgage Principal and (ii) Property Value (as-is).

For all other PACE Loan Assessments, the quotient of (i) Outstanding Mortgage Principal and (ii) Property Value (as-complete).

72	Total Combined LTV	The sum of (i) PACE Lien to Value Ratio and (ii) Mortgage LTV.

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017

T: (646) 471-3000, F: (813)-286-6000 www.pwc.com